Warrants	12 Months Ended
Dec. 31, 2014
Warrants [Abstract]
WARRANTS
NOTE 12 –WARRANTS

The Company has issued warrants, primarily in connection with capital raising activities. As also discussed in Note 9, in 2014 we issued 804,139 warrants, with an exercise price of $1.20 per share, in connection with a $10 million equity raise, the proceeds of which were used to retire common stock, preferred, stock, and previously existing warrants.

The Company had the following warrants outstanding as of December 31, 2014:

Number of Warrants	Exercise Price	Expiration Date

1,000,000	$2.25	10/5/2017
50,000	$0.89	2/17/2016
804,139	$1.20	3/17/2019

The Company had the following warrant activity during the years ended December 31, 2014 and 2013:

	Number of Warrants	Weighted average exercise price
Outstanding, January 1, 2013	12,277,000	$2.25
Granted - 2013	0	0
Exercised - 2013	0	0
Expired – 2013	(527,000)	(1.73)
Balance, December 31, 2013	11,750,000	2.27
Granted – 2014	804,139	1.20
Exercised – 2014	(550,000)	(0.35)
Cancelled - 2014	(10,000,000)	(2.40)
Expired – 2014	(150,000)	(1.45)
Balance, December 31, 2014	1,854,139	$1.69